SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2025
Mr. Lim Chun Yen [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chairman of Board of Directors of the Company
Ms. Hung Kwan Chen [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Financial Officer of the Company
Mr. Kueh Jing Tuang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director, Chief Executive Officer and Chief Technology Officer of the Company
Ms. Chia Li Noi [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Independent Director of the Company
Mr. Ban Soon Hoe [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Independent Director of the Company
Ms. Ooi Bee Lian [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director of the Company
Bukit Jalil Global Investment Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company
General Analytics Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company
Billion Start Enterprise Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company
Chinese Top Asset Management Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company
Dragon Huge Development Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company
Treasure Nice Investment Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company
Prime King Investment Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company
Stand Best Creation Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company